Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Disclosure of operating segments

	North America			North Sea			Offshore Africa
(millions of Canadian dollars)	2020	2019	2018	2020	2019	2018	2020	2019	2018
Segmented product sales
Crude oil and NGLs (1)	$7,480	$9,679	$7,254	$417	$860	$753	$318	$632	$628
Natural gas	1,242	1,150	1,256	12	57	140	42	67	70
Other income and revenue (2)	41	6	—	3	5	—	18	8	—
Total segmented product sales	8,763	10,835	8,510	432	922	893	378	707	698
Less: royalties	(503)	(998)	(723)	(1)	(2)	(2)	(16)	(42)	(51)
Segmented revenue	8,260	9,837	7,787	431	920	891	362	665	647
Segmented expenses
Production	2,510	2,425	2,405	321	391	405	103	109	208
Transportation, blending and feedstock (1) (3)	3,393	2,935	2,587	15	19	22	1	2	2
Depletion, depreciation and amortization	3,780	3,326	3,132	277	308	257	190	242	201
Asset retirement obligation accretion	97	95	87	30	28	29	6	6	9
Realized risk management (commodity derivatives)	(20)	49	(10)	—	—	—	—	—	—
Gain on acquisition, disposition and revaluation	(217)	—	(277)	—	—	(139)	—	—	(36)
Equity loss from investments	—	—	—	—	—	—	—	—	—
Total segmented expenses	9,543	8,830	7,924	643	746	574	300	359	384
Segmented earnings (loss) before the following	$(1,283)	$1,007	$(137)	$(212)	$174	$317	$62	$306	$263
Non–segmented expenses
Administration
Share-based compensation
Interest and other financing expense
Risk management activities (other)
Foreign exchange (gain) loss
Loss from investments
Total non–segmented expenses
Earnings (loss) before taxes
Current income tax (recovery) expense
Deferred income tax (recovery) expense
Net earnings (loss)
(1)Includes blending and feedstock costs associated with the processing of third party bitumen and other purchased feedstock in the Oil Sands Mining and Upgrading segment.
(2)Includes the sale of diesel and other refined products and other income, including government grants and recoveries associated with the joint operations partners' share of the costs of lease contracts.
(3)Includes a provision of $143 million relating to the Keystone XL pipeline project in the North America segment in 2020.

Oil Sands Mining and Upgrading			Midstream and Refining			Inter–segment elimination and Other			Total
2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018

$7,389	$11,340	$11,521	$83	$88	$102	$(108)	$351	$410	$15,579	$22,950	$20,668
—	—	—	—	—	—	182	145	148	1,478	1,419	1,614
139	6	—	202	—	—	31	—	—	434	25	—
7,528	11,346	11,521	285	88	102	105	496	558	17,491	24,394	22,282
(78)	(481)	(479)	—	—	—	—	—	—	(598)	(1,523)	(1,255)
7,450	10,865	11,042	285	88	102	105	496	558	16,893	22,871	21,027

3,114	3,276	3,367	184	20	21	48	56	58	6,280	6,277	6,464
881	1,306	1,087	181	—	—	27	437	491	4,498	4,699	4,189
1,784	1,656	1,557	15	14	14	—	—	—	6,046	5,546	5,161
72	61	61	—	—	—	—	—	—	205	190	186
—	—	—	—	—	—	—	—	—	(20)	49	(10)
—	—	—	—	—	—	—	—	—	(217)	—	(452)
—	—	—	—	287	5	—	—	—	—	287	5
5,851	6,299	6,072	380	321	40	75	493	549	16,792	17,048	15,543
$1,599	$4,566	$4,970	$(95)	$(233)	$62	$30	$3	$9	$101	$5,823	$5,484

									391	344	325
									(82)	223	(146)
									756	836	739
									13	28	(124)
									(275)	(570)	827
									171	6	341
									974	867	1,962
									(873)	4,956	3,522
									(257)	434	374
									(181)	(894)	557
									$(435)	$5,416	$2,591
(1)Includes blending and feedstock costs associated with the processing of third party bitumen and other purchased feedstock in the Oil Sands Mining and Upgrading segment.
(2)Includes the sale of diesel and other refined products and other income, including government grants and recoveries associated with the joint operations partners' share of the costs of lease contracts.
(3)Includes a provision of $143 million relating to the Keystone XL pipeline project in the North America segment in 2020.

	2020			2019
	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs

Exploration and evaluation assets
Exploration and Production
North America (3)	$(7)	$(150)	$(157)	$129	$(219)	$(90)
Offshore Africa	12	3	15	35	(2)	33
	5	(147)	(142)	164	(221)	(57)

Property, plant and equipment
Exploration and Production
North America (3)(4)	$999	$371	$1,370	$4,702	$918	$5,620
North Sea	122	(21)	101	196	153	349
Offshore Africa (5)	87	7	94	194	(1,476)	(1,282)
	1,208	357	1,565	5,092	(405)	4,687
Oil Sands Mining and Upgrading (6)	1,323	(629)	694	1,525	344	1,869
Midstream and Refining	5	1	6	10	—	10
Head office	19	—	19	34	(3)	31
	$2,555	$(271)	$2,284	$6,661	$(64)	$6,597
(1)This table provides a reconciliation of capitalized costs, reported in note 6 and note 7, to net expenditures reported in the investing activities section of the statements of cash flows. The reconciliation excludes the impact of foreign exchange adjustments.
(2)Derecognitions, asset retirement obligations, transfer of exploration and evaluation assets, and other fair value adjustments.
(3)Includes cash consideration paid of $91 million for exploration and evaluation assets and $3,126 million for property, plant and equipment acquired from Devon in 2019.
(4)Includes cash consideration paid of $111 million for the acquisition of Painted Pony in 2020.
(5)Includes a derecognition of property, plant and equipment of $1,515 million following the FPSO demobilization at the Olowi field, Gabon in 2019.
(6)Net expenditures include capitalized interest and share-based compensation.

	2020	2019
Exploration and Production
North America	$29,094	$30,963
North Sea	1,624	1,948
Offshore Africa	1,407	1,529
Other	81	30
Oil Sands Mining and Upgrading	41,567	42,006
Midstream and Refining	1,301	1,418
Head office	202	227
	$75,276	$78,121